Commitments, Guarantees, and Contingent Liabilities	9 Months Ended
Dec. 31, 2011
Commitments, Guarantees, and Contingent Liabilities
18.	Commitments, Guarantees, and Contingent Liabilities

Commitments—The Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥11,423 million and ¥13,608 million as of March 31, 2011 and December 31, 2011, respectively.

The minimum future rentals on non-cancelable operating leases are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥3,587	¥3,439
More than one year	26,302	24,048

Total	¥29,889	¥27,487

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥6,113 million and ¥5,684 million for the nine months ended December 31, 2010 and 2011, respectively, and ¥2,022 million and ¥1,845 million for the three months ended December 31, 2010 and 2011, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥643 million and ¥401 million for the nine months ended December 31, 2010 and 2011, respectively, and ¥115 million and ¥116 million for the three months ended December 31, 2010 and 2011, respectively. As of March 31, 2011 and December 31, 2011, the amounts due are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥382	¥160
More than one year	60	268

Total	¥442	¥428

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, amounting in total to ¥135,567 million and ¥93,831 million as of March 31, 2011 and December 31, 2011, respectively.

The Company and its subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available is ¥77,694 million and ¥79,479 million as of March 31, 2011 and December 31, 2011, respectively.

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee, recognize a liability in the consolidated balance sheets for the fair value of the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and December 31, 2011:

	March 31, 2011			December 31, 2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥284,851	¥1,958	2018	¥318,832	¥1,496	2026
Transferred loans	166,936	2,218	2043	154,784	3,800	2043
Housing loans	16,949	2,353	2051	15,198	2,228	2051
Other	294	4	2018	1,453	5	2018

Total	¥469,030	¥6,533	—	¥490,267	¥7,529	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2011 and December 31, 2011, total notional amount of the loans subject to such guarantees are ¥1,265,000 million and ¥1,288,700 million respectively, and book value of guarantee liabilities which amount is included in the table above are ¥755 million and ¥684 million, respectively. The potential future payment amounts included in the table above for these guarantees as are limited to the agreed range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the nine months ended December 31, 2011.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There have been no significant changes in the payment or performance risk of these guarantees for the nine months ended December 31, 2011.

Guarantee of housing loans: The Company and certain subsidiaries guarantee the housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.

Collateral—Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 7 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011 and December 31, 2011:

	Millions of yen
	March 31, 2011	December 31, 2011
Minimum lease payments, loans and investment in operating leases	¥97,148	¥93,669
Investment in securities	50,679	84,610
Other operating assets	8,537	8,949
Other assets	14,399	3,398

Total	¥170,763	¥190,626

As of March 31, 2011 and December 31, 2011, investment in securities of ¥58,607 million and ¥27,358 million, respectively, were primarily pledged for collateral deposits.

Under loan agreements, the Company and certain subsidiaries are required to provide collateral pledged for short-term and long-term debt from commercial banks and certain insurance companies at anytime if requested by the lenders. The Company did not receive any such requests from the lenders as of December 31, 2011.